Summary of Significant Accounting Policies - Basic and Diluted Net Income (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	9,995,236	31,728,133	29,276,607